Equity - Shares issued for settlement of accrued compensation (Details)		12 Months Ended
	Jun. 11, 2026 USD ($) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Value of shares issued for service		$ 100,000
Jinghai Jiang
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amount of accrued compensation agreed for settlement		$ 100,000	$ 100,000
Jinghai Jiang | Class B Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share issuance | shares	11,236
Aggregate fair value	$ 100,000
Conversion of stock from one class to another class	1